iShares
®
MSCI New Zealand ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Air Freight & Logistics  —  2 .7%
Freightways Group Ltd.
(a)
................... 244,552 $ 1,989,169
a
Banks  —  1 .4%
Heartland Group Holdings Ltd.
(a)
............... 1,583,180 1,080,820
a
Building Products  —  3 .8%
Fletcher Building Ltd.
(b)
..................... 1,511,472 2,831,358
a
Diversified REITs  —  2 .6%
Argosy Property Ltd. ....................... 1,652,806 1,055,375
Stride Property Group ...................... 1,228,571 858,753
1,914,128
a
Diversified Telecommunication Services  —  4 .0%
Spark New Zealand Ltd. .................... 2,540,063 2,981,389
a
Electric Utilities  —  8 .6%
Contact Energy Ltd. ....................... 561,405 3,207,323
Mercury NZ Ltd. .......................... 760,160 3,169,990
6,377,313
a
Financial Services  —  12 .9%
Infratil Ltd. ............................. 1,021,446 9,612,634
a
Food Products  —  1 .3%
Scales Corp. Ltd. ......................... 273,168 999,515
a
Health Care Equipment & Supplies  —  20 .4%
Fisher & Paykel Healthcare Corp. Ltd. ........... 679,658 15,177,524
a
Health Care Providers & Services  —  9 .0%
EBOS Group Ltd. ......................... 256,200 2,994,864
Ryman Healthcare Ltd.
(b)
.................... 1,418,373 1,926,404
Summerset Group Holdings Ltd. ............... 365,148 1,752,453
6,673,721
a
Health Care REITs  —  1 .6%
Vital Healthcare Property Trust ................ 1,027,489 1,159,863
a
Hotels, Restaurants & Leisure  —  1 .0%
SKYCITY Entertainment Group Ltd.
(a) (b)
.......... 2,450,870 733,852
a
Independent Power and Renewable Electricity Producers  —  4 .3%
Meridian Energy Ltd. ...................... 922,498 3,238,281
a
Security Shares Value
a
Industrial REITs  —  4 .4%
Goodman New Zealand Ltd. & Goodman Property
Services NZ Ltd. ....................... 1,657,014 $ 1,984,606
Property for Industry Ltd. .................... 891,849 1,269,181
3,253,787
a
Machinery  —  1 .7%
Skellerup Holdings Ltd.
(a)
.................... 347,206 1,278,735
a
Office REITs  —  2 .4%
Precinct Properties Group ................... 2,857,083 1,753,738
a
Oil, Gas & Consumable Fuels  —  1 .8%
Channel Infrastructure NZ Ltd.
(a)
............... 727,742 1,378,629
a
Passenger Airlines  —  1 .2%
Air New Zealand Ltd. ...................... 3,532,674 930,839
a
Retail REITs  —  2 .0%
Kiwi Property Group Ltd. .................... 2,666,780 1,503,621
a
Transportation Infrastructure  —  12 .8%
Auckland International Airport Ltd. ............. 1,933,252 9,574,412
a
a
Total Long-Term Investments — 99.9%
(Cost: $ 81,375,908 ) ................................. 74,443,328
a
Short-Term Securities
Money Market Funds  —  0 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.76%
(c) (d) (e)
...................... 311,404 311,497
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(c) (d)
............................ 20,892 20,892
a
Total Short-Term Securities — 0.4%
(Cost: $ 332,368 ) ................................... 332,389
Total Investments — 100.3%
(Cost: $ 81,708,276 ) ................................. 74,775,717
Liabilities in Excess of Other Assets — ( 0 .3 ) % ............... (234,143)
Net Assets — 100.0% ................................. $ 74,541,574
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 2,396,179 $ — $ (2,084,520)
(a)
$ (2) $ (160) $ 311,497 311,404 $ 17,943
(b)
$ —

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI New Zealand ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates (continued)
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Treasury,
SL Agency Shares $ 30,000 $ — $ (9,108)
(a)
$ — $ — $ 20,892 20,892 $ 893 $ —
$ — $ (2) $ (160)
$ 332,389
$ 18,836 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
SPI 200 Index ........................................................................ 1 06/18/26 $ 157 $ 124
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 43,857,479  $ 30,585,849  $ —  $ 74,443,328
Short-Term Securities
Money Market Funds ...................................... 332,389  —  —  332,389
$ 44,189,868  $ 30,585,849  $ —  $ 74,775,717
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 124  $ —  $ —  $ 124
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
MSCI New Zealand ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
3
Schedule of Investments
Portfolio Abbreviation
REIT Real Estate Investment Trust